Unit Activity - Additional information (Details)					3 Months Ended
	Nov. 09, 2022 shares	Aug. 11, 2022 shares	May 12, 2022 shares	Feb. 10, 2022 shares	Sep. 30, 2022
Unit Activity
Units conversion ratio					1
Class B Units
Unit Activity
Number of units converted	84,135	84,135	84,135	84,135
Units conversion ratio	1	1	1	1